Premises, Equipment And Leases	12 Months Ended
Dec. 31, 2011
Premises, Equipment And Leases [Abstract]
Premises, Equipment And Leases

Note 5 ❑ Premises, Equipment and Leases

Premises and equipment on December 31 are summarized below:

(Dollars in thousands)	2011	2010

Land	$71,376	$66,914
Buildings	341,727	338,060
Leasehold improvements	44,407	44,880
Furniture, fixtures, and equipment	221,544	213,289

Premises and equipment, at cost	679,054	663,143
Less accumulated depreciation and amortization	357,801	340,824

Premises and equipment, net	$321,253	$322,319

FHN is obligated under a number of noncancelable operating leases for premises and equipment with terms up to 30 years, which may include the payment of taxes, insurance and maintenance costs.

Minimum future lease payments for noncancelable operating leases on premises and equipment on December 31, 2011, are shown below:

(Dollars in thousands)

2012	$21,147
2013	15,255
2014	10,939
2015	8,616
2016	7,419
2017 and after	33,565

Total minimum lease payments	$96,941

Payments required under capital leases are not material.

Aggregate minimum income under sublease agreements for these periods is $5.1 million.

Rent expense incurred under all operating lease obligations for the years ended December 31 is as follows:

(Dollars in thousands)	2011	2010	2009

Rent expense, gross	$25,494	$32,673	$38,070
Sublease income	(3,883)	(4,275)	(4,368)

Rent expense, net	$21,611	$28,398	$33,702